Commitments and Contingencies (Summary of Maximum Potential Amount of Future Payments by Type of Guarantee) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2017	Mar. 31, 2017
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 2,363	¥ 2,243
Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	259	278
Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	174	175
Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,933	1,823
Guarantees for repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	642	730
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	15,288	15,177
Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 13,080	¥ 14,415